FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET, Flight Equipment Held for Operating Lease (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) Aircraft Engine Lessee Country	Jun. 30, 2019 USD ($) Aircraft	Jun. 30, 2020 USD ($) Aircraft Engine Lessee Country	Jun. 30, 2019 USD ($) Aircraft	Dec. 31, 2019 USD ($) Aircraft Country Lessee Engine
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft held | Aircraft	81		81		81
Number of engines held for operating lease | Engine	7		7		7
Number of lessees | Lessee	40		40		39
Number of countries in which lessees operate | Country	24		24		22
Number of aircraft off-lease | Aircraft	4		4		1
Capitalized cost of flight equipment purchased			$ 53,900	$ 41,700
Gain on sale of aircraft	$ 0	$ 16,078	31,717	$ 43,698
Flight Equipment Held for Operating Leases, Net [Abstract]
Flight equipment held for operating lease, net	2,730,949		2,730,949		$ 2,720,000
Flight Equipment Held For Operating Lease [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft sold | Aircraft		4		5
Gain on sale of aircraft		$ 10,000		$ 10,100
Flight Equipment Held for Operating Leases, Net [Abstract]
Cost	3,409,383		3,409,383		3,334,996
Accumulated depreciation	(678,434)		(678,434)		(614,996)
Flight equipment held for operating lease, net	$ 2,730,949		2,730,949		$ 2,720,000
Major maintenance expenditures capitalized			$ 26,800	$ 6,500